                            INSTITUTIONAL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                         Supplement dated April 29, 2005
                   to the Statement of Additional Information
              dated February 28, 2005 as supplemented April 1, 2005


The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."

Information pertaining to Karl Farmer appearing under the headings "PORTFOLIO MANAGERS - Investments in Each Fund - AIM Aggressive Growth Fund" and "PORTFOLIO MANAGERS - Other Accounts Managed - AIM Aggressive Growth Fund" is deleted effective April 29, 2005.

Information pertaining to Michael Chapman appearing under the headings "PORTFOLIO MANAGERS - Investments in Each Fund - AIM Capital Development Fund" and "PORTFOLIO MANAGERS - Other Accounts Managed - AIM Capital Development Fund" is deleted effective April 29, 2005.

The following information replaces in its entirety the information with respect to Karl Farmer under the heading "PORTFOLIO MANAGERS - Investments in Each Fund
- AIM Mid Cap Growth Fund" in Appendix G in the Statement of Additional
Information:

                  "NAME OF PORTFOLIO MANAGER              DOLLAR RANGE OF INVESTMENTS IN EACH FUND
                  --------------------------              ----------------------------------------
                                             AIM MID CAP GROWTH FUND
                  --------------------------------------------------------------------------------

                  Paul J. Rasplicka(2)                                               $1 - $10,000"

         (2) Mr. Rasplicka began serving as portfolio manager on AIM Mid Cap Growth Fund on April 29, 2005. Ownership information has been provided as of March 31, 2005."

The following information replaces in its entirety the information with respect to Karl Farmer under the heading "PORTFOLIO MANAGERS - Other Managed Accounts - AIM Mid Cap Growth Fund" in Appendix G in the Statement of Additional
Information:

                                                           NUMBER OF ACCOUNTS MANAGED BY EACH
                "NAME OF PORTFOLIO MANAGER          PORTFOLIO MANAGER AND TOTAL ASSETS BY CATEGORY
                --------------------------          ----------------------------------------------
                                            AIM MID CAP GROWTH FUND
               -----------------------------------------------------------------------------------
               Paul J. Rasplicka(5)                 7 Registered Mutual Funds with $3,712,416,204
                                                    in total assets under management

                                                    1 Other Account with $2,239,001 in total assets
                                                    under management

         (5) Mr. Rasplicka began serving as portfolio manager on AIM Mid Cap Growth Fund on April 29, 2005. Information on other accounts that he manages has been provided as of March 31, 2005."